INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Line Items]
Tax computed at statutory rate	$ 515,658	$ 852,640	$ 774,327
Decrease in income taxes resulting from temporary differences		0	(118,030)
Other	9,319	10,155	0
Total provision for income taxes	$ 524,977	$ 862,795	$ 656,297